14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Loan advance from OTLLC	$ 93,246	$ 492,113